----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2006

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 15, 2006,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            56
                                              --------------

Form 13F Information Table Value Total:         $2,346,314

                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
Microsoft Corp     COM      594918104   198345      85126    SOLE                   X
Wal-Mart Stores IncCOM      931142103   143572      29805    SOLE                   X
Pfizer Inc.        COM      717081103   137835      58728    SOLE                   X
Gannett Co Inc.    COM      364730101   124828      22319    SOLE                   X
Kimberly-Clark CorpCOM      494368103   121944      19764    SOLE                   X
Marsh & McLennan   COM      571748102    99585      37034    SOLE                   X
Seagate Technology COM      G7945J104    92707      40948    SOLE                   X
Anheuser-Busch Cos COM      035229103    87734      19244    SOLE                   X
Colgate-Palmolive  COM      194162103    86787      14489    SOLE                   X
Avery Dennison CorpCOM      053611109    78718      13558    SOLE                   X
Dow Jones & Co Inc.COM      260561105    69120      19743    SOLE                   X
Newell Rubbermaid ICOM      651229106    67880      26280    SOLE                   X
DuPont             COM      263534109    65804      15818    SOLE                   X
W W Grainger Inc.  COM      384802104    65611       8721    SOLE                   X
3M Company         COM      88579Y101    52256       6470    SOLE                   X
Hutchinson Tech IncCOM      448407106    50577      23383    SOLE                   X
Estee Lauder Cos   COM      518439104    50509      13062    SOLE                   X
General Mills Inc. COM      370334104    49441       9570    SOLE                   X
Briggs & Stratton  COM      109043109    47437      15248    SOLE                   X
CPI Corp.          COM      125902106    47274      15399    SOLE                   X
CDI Corp.          COM      125071100    43287      14926    SOLE                   X
Fossil Inc.        COM      349882100    43221      23998    SOLE                   X
SPX Corp.          COM      784635104    41939       7496    SOLE                   X
Manpower Inc.      COM      56418h100    38814       6008    SOLE                   X
Robbins & Myers IncCOM      770196103    38028      14548    SOLE                   X
Imation Corp.      COM      45245A107    36843       8975    SOLE                   X
Maxwell TechnologieCOM      577767106    36732      18712    SOLE                   X
Kellwood Co        COM      488044108    36505      12472    SOLE                   X
USEC Inc.          COM      90333E108    34485      29101    SOLE                   X
Sonoco Products    COM      835495102    25131       7940    SOLE                   X
Automatic Data ProcCOM      053015103    24624       5430    SOLE                   X
Dixie Group Inc.   COM      255519100    23294      17527    SOLE                   X
Clark Inc.         COM      181457102    19331      14645    SOLE                   X
Paxar Corp         COM      704227107    17340       8430    SOLE                   X
Astec Industries InCOM      046224101    16323       4784    SOLE                   X
Leggett & Platt IncCOM      524660107    14637       5860    SOLE                   X
Powell Industries ICOM      739128106    14016       5857    SOLE                   X
Readers Digest     COM      755267101    13682       9801    SOLE                   X
Eastman Kodak      COM      277461109    10571       4445    SOLE                   X
Central Fund CDA   COM      153501101    10493      12201    SOLE                   X
Handleman          COM      410252100    10195      12509    SOLE                   X
Woodhead IndustriesCOM      979438108     9373       4897    SOLE                   X
Japan Sm. Cap. FundCOM      47109U104     8822       6292    SOLE                   X
Layne Christensen  COM      521050104     7920       2794    SOLE                   X
La Z Boy Inc.      COM      505336107     7402       5287    SOLE                   X
Graham Corp.       COM      384556106     6032       3227    SOLE                   X
Whirlpool          COM      963320106     5683        688    SOLE                   X
Kaman Corp.        COM      483548103     5358       2944    SOLE                   X
Learning Tree      COM      522015106     2116       2412    SOLE                   X
EMS Technologies InCOM      26873N108     1774        987    SOLE                   X
Evans & Sutherland COM      299096107     1707       3413    SOLE                   X
Astronics Corp     COM      046433108     1008        753    SOLE                   X
Corning Inc.       COM      219350105      882        365    SOLE                   X
Johnson & Johnson  COM      478160104      296         49    SOLE                   X
Coca Cola          COM      191216100      277         64    SOLE                   X
Esterline          COM      297425100      212         51    SOLE                   X